Other receivables	9 Months Ended
Mar. 31, 2024
Other receivables [Abstract]
Other receivables
Note 6. Other receivables

	31 Mar 2024	30 Jun 2023
	$'000	$'000

Current assets
Share issuance proceeds	28,376	1,581
Trade and other receivables	567	97
Provincial sales tax receivable	-	122
Goods and services tax receivable	6,924	4,743

Total other receivables	35,867	6,543